Cover	Oct. 28, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2022
Entity File Number	001-39852
Entity Registrant Name	VICKERS VANTAGE CORP. I
Entity Central Index Key	0001820190
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Harbourfront Avenue
Entity Address, Address Line Two	#16-06
Entity Address, City or Town	Keppel Bay Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	098632
City Area Code	646
Local Phone Number	974-8301
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one ordinary share and one-half of one redeemable warrant
Trading Symbol	VCKAU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	VCKA
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable warrants, exercisable for ordinary shares at an exercise price of $11.50 per share
Trading Symbol	VCKAW
Security Exchange Name	NASDAQ